Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator
Net loss	$ (1,472,888)	$ (369,935)	$ (1,107,730)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption	$ 338,383	$ 12,398	$ 4,195	$ 1,143,783
Denominator
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	3,969,826	23,000,000	6,296,830	17,954,419
Weighted-average common shares outstanding, basic	6,540,000	6,540,000	8,185,533	6,540,000
Weighted-average common shares outstanding, diluted	6,540,000	6,540,000	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.28)	$ (0.06)	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.28)	$ (0.06)	$ (0.14)	$ (0.6)
Common Stock Subject to Possible Redemption
Numerator
Interest earned on marketable securities held in Trust Account, net of taxes	$ 338,383	$ 12,398	$ 4,195	$ 1,143,783
Net income attributable to common stock subject to possible redemption	$ 338,383	$ 12,398	$ 4,195	$ 1,143,783
Denominator
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption			6,296,830	17,954,419
Weighted-average common shares outstanding, basic	3,969,826	23,000,000
Weighted-average common shares outstanding, diluted	3,969,826	23,000,000
Net loss per share common share, basic	$ 0.09	$ 0	$ 0	$ 0.06
Net loss per share common share, diluted	$ 0.09	$ 0	$ 0	$ 0.06
Non-Redeemable Common Stock
Numerator
Net loss	$ (1,472,888)	$ (369,935)	$ (1,107,730)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption	(338,383)	(12,398)	(4,195)	(1,143,783)
Net loss attributable to non-redeemable common stock	$ (1,811,271)	$ (382,333)	$ (1,111,925)	$ (3,918,090)
Denominator
Weighted-average common shares outstanding, basic	6,540,000	6,540,000	8,185,533	6,540,000
Weighted-average common shares outstanding, diluted	6,540,000	6,540,000	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.28)	$ (0.06)	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.28)	$ (0.06)	$ (0.14)	$ (0.6)